AFL-CIO HIT

COMPETITIVE RETURNS | UNION CONSTRUCTION JOBS | HOUSING FINANCE

MAY 2021

Projects Committed / In Construction

41	23	6,342	$1.4B	18.7M
projects	cities represented across **12 states**	units of housing– **58% affordable** housing	in invested capital	hours created of union construction work

OR OREGON
- **2** Projects Under Construction
- **221** Units of Housing (**100%** Affordable)
- **$15.3M** HIT Investment

MA MASSACHUSETTS
- **6** Projects Under Construction
- **496** Units of Housing (**80%** Affordable)
- **$207.8M** HIT Investment

WI WISCONSIN
- **1** Project Under Construction
- **322** Units of Housing
- **$104.5M** HIT Investment

MI MICHIGAN
- **2** Projects Under Construction
- **216** Units of Housing (**23%** Affordable)
- **$51.5M** HIT Investment

MN MINNESOTA
- **10** Projects Under Construction
- **1,397** Units of Housing (**50%** Affordable)
- **$313.1M** HIT Investment

MO MISSOURI
- **1** Project Under Construction
- **201** Units of Housing
- **$32.0M** HIT Investment

CA CALIFORNIA
- **2** Projects Under Construction
- **289** Units of Housing (**50%** Affordable)
- **$71.1M** HIT Investment

NY NEW YORK
- **4** Projects Under Construction
- **1,125** Units of Housing (**47%** Affordable)
- **$195.0M** HIT Investment

IL ILLINOIS
- **8** Projects Under Construction
- **1,480** Units of Housing (**83%** Affordable)
- **$300.8M**HIT Investment

OH OHIO
- **2** Projects Under Construction
- **258** Units of Housing (**39%** Affordable)
- **$45.6M** HIT Investment

PA PENNSYLVANIA
- **2** Projects Under Construction
- **184** Units of Housing (**100%** Affordable)
- **$22.8M** HIT Investment

HI HAWAII
- **1** Project Under Construction
- **153** Units of Housing (**88%** Affordable)
- **$17.1M** HIT Investment



OR
CA
MN
WI
MI
NY
MA
PA
OH
IL
MO
HI

Investments include New Markets Tax Credits allocations by HIT subsidiary Building America CDE, Inc. Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and Building America CDE, Inc. project data. Data is current as of May 31, 2021. Economic impact data is in 2020 dollars and all other figures are nominal. This graphic provides information about projects financed by the HIT that were pre- or under construction as of the date of this report. Projects are included until they reach permanent loan status. The projects shown on this table may not reflect HIT's current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT's current portfolio; (ii) other assets in the HIT's current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report.

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. Investors may view the HIT's current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.

AFL-CIO HOUSING INVESTMENT TRUST 1227 25th Street, NW | Suite 500 | Washington, DC 20037 | 202.331.8055 | www.aflcio-hit.com